Note 14 - Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Lessee, Lease Liability Maturity [Table Text Block]

Years Ending December 31,	Operating Leases	Finance Leases	Total
2021	$8,956	$756	$9,712
2022	9,956	—	9,956
2023	9,723	—	9,723
2024	9,361	—	9,361
2025	9,612	—	9,612
Thereafter	14,119	—	14,119
Total lease payments	$61,727	$756	$62,483
Less imputed interest	(15,785)	(22)	(15,807)
Total	$45,942	$734	$46,676

Lease, Cost [Table Text Block]

	Years Ended December 31,
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating leases	$8,530	$12,284
Equipment finance leases	1,135	1,069